DEPOSITS-Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Deposits [Abstract]
Time Deposits, at or Above FDIC Insurance Limit	$ 494.8	$ 554.0